Profit/(Loss) Before Income Tax	12 Months Ended
Jun. 30, 2024
Profit/(Loss) Before Income Tax [Abstract]
Profit/(Loss) before income tax
17.	Profit/(Loss) before income tax

	June 30, 2022	June 30, 2023	June 30, 2024	June 30, 2024
	RM	RM	RM	USD
Cost of sales
Cost of inventories	20,145,582	16,743,173	8,411,149	1,783,648
Employee benefits expense
- Salaries and related costs	7,269,081	7,542,589	5,081,734	1,077,620
- Defined contribution plan	507,264	538,281	437,120	92,695
Property, plant and equipment written off	2	1,802	-	-

Selling and distribution expenses
Freight outwards	391,981	329,104	248,473	52,691
Short-term lease expenses - Rental of warehouse (Note 11)	344,031	388,728	56,689	12,021

General and administrative expenses
Employee benefits expense
- Salaries and related costs	1,742,751	1,698,474	1,557,006	330,175
- Defined contribution plan	209,997	198,792	185,502	39,337
- Staff welfare	228,389	120,705	148,813	31,557
Legal and professional fees	285,569	204,233	317,838	67,400
Short-term lease expenses - Rental of office (Note 11)	-	8,908	6,000	1,272